Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue as of March 31, 2024 and September 30, 2024 consisted of the following:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Payments received from clients in advance of performance obligations	$296,304	$258,189	$33,232

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Beginning balance	$270,239	$296,304	$38,138
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current period	(266,740)	(221,006)	(28,446)
Increase in deferred revenue as result of cash collected in current period in advance of satisfaction of performance obligations	292,805	182,891	23,540
Ending balance	$296,304	$258,189	33,232

Deferred revenue as of March 31, 2023 and 2024 consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$

Payments received from our clients in advance of performance obligations	$270,239	$296,304	$37,862

	As of March 31,
	2023	2024
	HKD	HKD	US$

Beginning balance	$248,809	$270,239	$34,531
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(244,484)	(266,740)	(34,084)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	265,914	292,805	37,415
Ending balance	$270,239	$296,304	$37,862